Stock Options, Stock Purchase Plan and Warrants (Tables)	12 Months Ended
Dec. 31, 2013
Fair Value of Each Stock Option Award Granted

The fair value of each stock option award granted during the years ended December 31, 2013, 2012 and 2011 was estimated as of the grant date using a trinomial lattice model with the following weighted average assumptions:

	2013	2012	2011
Expected term (in years)	2.5 - 4.5	2.5 – 4.5	3.0 – 4.5
Risk-free interest rate (%)	0.7%	0.6%	1.18%
Expected volatility (%)	46%	51%	55%
Dividend yield (%)	0%	0%	0%
Weighted average fair value/share at grant date	$1.19	$0.73	$0.51

Status of our Stock Options and Stock Awards

The status of our stock options and stock awards are summarized as follows:

	Number	Weighted Average
	Of Shares	Exercise Price
Outstanding at December 31, 2010	5,470,544	$0.87

Granted	519,000	1.39
Exercised	(382,500)	0.95
Canceled	(827,374)	1.15

Outstanding at December 31, 2011	4,779,670	0.87

Granted	1,298,000	1.64
Exercised	(197,209)	1.02
Canceled	(102,749)	1.60

Outstanding at December 31, 2012	5,777,712	1.02

Granted	416,000	3.66
Exercised	(438,998)	0.85
Canceled	(28,916)	1.47

Outstanding at December 31, 2013	5,725,798	1.22

Exercisable at December 31, 2013	4,205,173	$0.89

Roll Forward of Non-Vested Stock Options Activity

The number and weighted average grant-date fair values of options non-vested at the beginning and end of 2013, as well as options granted, vested and forfeited during the year was as follows:

	Number of Options	Weighted Average Grant Date Fair Value
Non-vested at January 1, 2013	1,702,378	$0.71
Granted in 2013	416,000	$1.20
Vested in 2013	(573,588)	$0.63
Forfeited in 2013	(24,165)	$0.57

Non-vested at December 31, 2013	1,520,625	$1.02

Summarizes Information about our Options Outstanding

The following table summarizes information about our options outstanding at December 31, 2013:

	Options Outstanding			Options Exercisable
Range of Exercise Prices ($)	Number Outstanding	Weighted Average Remaining Contractual Life (Years)	Weighted Average Exercise Price	Number Exercisable	Weighted Average Remaining Contractual Life (Years)	Weighted Average Exercise Price
0.00 – 0.50	930,000	1.0	$0.28	930,000	1.0	$0.28
0.51 – 0.75	350,504	2.3	0.64	350,504	2.3	0.64
0.76 – 1.00	1,589,000	1.8	0.80	1,589,000	1.8	0.80
1.01 – 1.50	1,274,294	2.4	1.38	864,669	2.2	1.38
1.51 – 2.00	1,166,000	2.8	1.69	462,000	2.2	1.66
2.01 – 3.00	40,000	4.2	2.60	5,000	4.0	2.48
3.01 – 3.98	376,000	4.4	3.77	4,000	4.3	3.76

	5,725,798	2.2	$1.22	4,205,173	1.8	$0.89

Warrants Issued to Members of Board of Directors

For the year ended December 31, 2012, 650,000 warrants previously issued to members of our board of directors and 348,417 warrants issued in June 2007 as part of a common stock offering were exercised or expired as follows:

Type of Exercise	Warrant Shares	Exercise Price / Share	Cash Received	Common Stock Shares Issued
For cash	175,000	$1.50	$262,500	175,000
Cashless net exercise	725,000	$1.50	$—	75,066
Expired unexercised	98,417	$1.50	$—	—

Warrant Activity is Summarized

Warrant activity is summarized as follows:

	Shares	Weighted Average Exercise Price
Warrants outstanding, December 31, 2010	6,326,750	0.65
Granted	—	—
Exercised	(4,170,000)	0.29
Expired	—	—
Cancelled	—	—

Warrants outstanding, December 31, 2011	2,156,750	1.34
Granted	200,000	1.43
Exercised	(900,000)	1.50
Expired	(98,417)	1.50
Cancelled	—	—

Warrants outstanding, December 31, 2012	1,358,333	$1.24
Granted	—	0.00
Exercised	—	0.00
Expired	—	0.00
Cancelled	—	0.00

Warrants outstanding, December 31, 2013	1,358,333	$1.24

Summarizes Information on Warrants Outstanding

The following table summarizes information on warrants outstanding on December 31, 2013:

Number outstanding	Exercise price	Issued	Expire
83,333	$0.75	02/09/2009	02/08/2014
625,000	$1.05	03/16/2009	03/15/2014
450,000	$1.50	5/3/2010	5/2/2017
200,000	$1.43	1/12/2012	1/12/2017

1,358,333	$1.24

Warrant [Member]
Valuation of Option Items under Trinomial Lattice Model

On December 31, 2013 the Albitar Warrants were valued at approximately $479,000 based on a trinomial lattice model with the following terms:

Expected term in years	3.7
Risk-free interest rate (%)	0.5%
Weighted average expected volatility (%)	52%
Dividend yield (%)	0%

Chief Information Officer [Member]
Valuation of Option Items under Trinomial Lattice Model

The stock options were valued at $192,000 based on a trinomial lattice model with the following terms:

Expected term in years	3.5
Risk-free interest rate (%)	0.5%
Weighted average expected volatility (%)	45%
Dividend yield (%)	0%

Chief Medical Officer [Member]
Valuation of Option Items under Trinomial Lattice Model

At December 31, 2013 these stock options were valued at $535,000 based on a trinomial lattice model with the following terms:

Expected term in years	3.3
Risk-free interest rate (%)	0.6%
Weighted average expected volatility (%)	53%
Dividend yield (%)	0%

Chief Executive Officer [Member]
Valuation of Option Items under Trinomial Lattice Model

The Supplemental Options are valued at $505,000 based on a trinomial lattice model with the following terms:

Expected term in years	3.8
Risk-free interest rate (%)	0.6%
Weighted average expected volatility (%)	52%
Dividend yield (%)	0%